Note 10 - Derivative Instruments and Hedging Activities	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

10. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Spire

Spire Missouri has a risk management policy to utilize various derivatives, including futures contracts, exchange-traded options and swaps for the explicit purpose of managing price risk associated with purchasing and delivering natural gas on a regular basis to customers in accordance with its tariffs. The objective of this policy is to limit Spire Missouri’s exposure to natural gas price volatility and to manage, hedge and mitigate substantial price risk. Further discussion of this policy can be found in the Spire Missouri section.

From time to time Spire Missouri and Spire Alabama purchase NYMEX futures and options contracts to help stabilize operating costs associated with forecasted purchases of gasoline and diesel fuels used to power vehicles and equipment. Further information on these derivatives can be found in the Spire Missouri and Spire Alabama sections, respectively.

In the course of its business, Spire’s gas marketing subsidiary, Spire Marketing (including a wholly owned subsidiary), enters into commitments associated with the purchase or sale of natural gas. Certain of Spire Marketing’s derivative natural gas contracts are designated as normal purchases or normal sales and, as such, are excluded from the scope of ASC Topic 815 and are accounted for as executory contracts on an accrual basis. Any of Spire Marketing’s derivative natural gas contracts that are not designated as normal purchases or normal sales are accounted for at fair value. At September 30, 2022, the fair values of 492.2 million MMBtu of non-exchange-traded natural gas commodity contracts were reflected in the Consolidated Balance Sheet. Of these contracts, 347.8 million MMBtu will settle during fiscal 2023, and 88.8 million MMBtu, 47.5 million MMBtu, 7.0 million MMBtu, and 1.1 million MMBtu will settle during fiscal years 2024, 2025, 2026 and 2027, respectively. These contracts have not been designated as hedges; therefore, changes in the fair value of these contracts are reported in earnings each period.

Furthermore, Spire Marketing manages the price risk associated with its fixed-priced commitments by either closely matching the offsetting physical purchase or sale of natural gas at fixed prices or through the use of NYMEX or ICE futures, swap, and option contracts to lock in margins.

At September 30, 2022, Spire Marketing’s unmatched fixed-price positions were not material to Spire’s financial position or results of operations. Spire Marketing’s NYMEX and ICE natural gas futures, swap and option contracts used to lock in margins may be designated as cash flow hedges of forecasted transactions for financial reporting purposes.

In the second quarter of 2020, the Company entered into multiple ten-year interest rate swaps with fixed interest rates ranging from 0.934% to 1.2975% for a total notional amount of $75.0 to protect itself against adverse movements in interest rates on future interest rate payments. The Company recorded a $9.8 mark-to-market gain in accumulated other comprehensive income on these swaps for the twelve months ended September 30, 2022. In the third quarter of 2021 the Company entered into multiple ten-year interest rate swaps with fixed interest rates ranging from 2.008% to 2.1075% for a total notional amount of $150.0 to protect itself against adverse movements in interest rates on future interest rate payments. The Company recorded a $17.9 mark-to-market gain in accumulated other comprehensive income on these swaps for the twelve months ended September 30, 2022.

In the fourth quarter of 2021, the Company entered into two swap contracts. Both contracts are ten-year interest rate swaps; the first swap has a notional amount of $50.0 with a fixed interest rate of 1.597%, while the second swap has a notional amount of $50.0 with a fixed interest rate of 1.821%. The Company recorded a $5.7 mark-to-market gain in accumulated other comprehensive income on these swaps for the twelve months ended September 30, 2022.

In the first quarter of fiscal 2022, the Company entered into a ten-year interest rate swap contract with a notional amount of $50.0 with a fixed interest rate of 1.4918%. The Company recorded a $7.0 mark-to-market gain to accumulated other comprehensive income on this swap for the twelve months ended September 30, 2022.

In the second quarter of fiscal 2022, the Company entered into multiple ten-year interest rate swap contracts with a cumulative total notional amount of $150.0 with fixed interest rates ranging from 1.64750% to 1.7460%. The Company recorded a $16.2 mark-to-market gain to accumulated other comprehensive income on these swaps for the twelve months ended September 30, 2022.

As of  September 30, 2022, the Company has recorded through other comprehensive income a cumulative mark-to-market net asset of $63.6 on open swaps. The Company’s and Spire Missouri’s exchange-traded/cleared derivative instruments consist primarily of NYMEX and ICE positions. The NYMEX is the primary national commodities exchange on which natural gas derivatives are traded. Open NYMEX and ICE natural gas futures and swap positions at September 30, 2022 and 2021 were as follows:

	September 30, 2022		September 30, 2021
Gas Marketing	Notional (MMBtu millions)	Maximum Term (Months)	Notional (MMBtu millions)	Maximum Term (Months)
Natural gas futures purchased	76.3	54	103.3	51
Natural gas options purchased, net	3.7	12	7.1	15
Natural gas basis swaps purchased	61.7	39	101.7	27

Gas Utility
Natural gas futures purchased	13.0	12	52.8	12

At September 30, 2022, Spire Missouri also had 23.4 MMBtu of other price mitigation in price mitigation in place through the use of NYMEX natural gas option-based strategies.

Derivative instruments designated as cash flow hedges of forecasted transactions are recognized on the balance sheets of the Company at fair value, and the change in fair value of the effective portion of these hedge instruments is recorded, net of income tax, in other comprehensive income or loss (OCI). Accumulated other comprehensive income or loss (AOCI) is a component of Total Common Stock Equity. Amounts are reclassified from AOCI into earnings when the hedged items affect net income, using the same revenue or expense category that the hedged item impacts. Based on market prices at September 30, 2022, it is expected that an immaterial amount of unrealized gains will be reclassified into the Consolidated Statements of Income of the Company during the next twelve months. Cash flows from hedging transactions are classified in the same category as the cash flows from the items that are being hedged in the Consolidated Statements of Cash Flows.

Effect of Derivative Instruments on the Consolidated Statements of Income and Comprehensive Income
	Location of Gain (Loss)
	Recorded in Income	2022	2021	2020
Derivatives in Cash Flow Hedging Relationships
Effective portion of gain (loss) recognized in OCI on derivatives:
Interest rate swaps		$56.7	$61.2	$(8.9)
Effective portion of (loss) gain reclassified from AOCI to income:
Interest rate swaps	Interest Expense	$(1.2)	$(1.3)	$(3.2)

Derivatives Not Designated as Hedging Instruments*
Gain (Loss) recognized in income on derivatives:
Natural gas commodity contracts	Operating Expenses: Natural Gas	$52.6	$54.1	$9.2
NYMEX / ICE natural gas contracts	Operating Expenses: Natural Gas	43.3	(77.5)	(11.8)
Total		$95.9	$(23.4)	$(2.6)

*

Gains and losses on Spire Missouri’s natural gas derivative instruments, which are not designated as hedging instruments for financial reporting purposes, are deferred pursuant to the Missouri Utilities’ PGA clauses and initially recorded as regulatory assets or regulatory liabilities. These gains and losses are excluded from the table above because they have no direct impact on the statements of income. Such amounts are recognized in the statements of income as a component of natural gas operating expenses when they are recovered through the PGA clause and reflected in customer billings.

Fair Value of Derivative Instruments in the Consolidated Balance Sheets
	Derivative Assets*		Derivative Liabilities*
September 30, 2022	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Other: Interest rate swaps	Current Assets: Other	$63.6	Current Liabilities: Other	$—
Subtotal		63.6		—

Derivatives not designated as hedging instruments
Gas Utility:
Natural gas contracts	Current Assets: Other	57.8	Current Liabilities: Other	30.7
Gas Marketing:
NYMEX / ICE natural gas contracts	Current Assets: Other	79.2	Current Liabilities – Other	71.5
	Deferred Charges and Other Assets: Other	12.7	Deferred Credits and Other Liabilities: Other	10.8
Natural gas commodity	Current Assets: Other	53.4	Current Liabilities – Other	55.1
	Deferred Charges and Other Assets: Other	3.1	Deferred Credits and Other Liabilities: Other	10.4
Subtotal		206.2		178.5
Total derivatives		$269.8		$178.5

September 30, 2021
Derivatives designated as hedging instruments
Other: Interest rate swaps	Current Assets: Other	$12.6	Current Liabilities: Other	$5.7
Subtotal		12.6		5.7

Derivatives not designated as hedging instruments
Gas Utility:
Natural gas contracts	Current Assets: Other	104.0	Current Liabilities: Other	0.3
Gas Marketing:
NYMEX / ICE natural gas contracts	Current Assets: Other	93.9	Current Liabilities – Other	50.1
	Deferred Charges and Other Assets: Other	20.8	Deferred Credits and Other Liabilities: Other	11.9
Natural gas commodity	Current Assets: Other	34.1	Current Liabilities – Other	82.5
	Deferred Charges and Other Assets: Other	1.1	Deferred Credits and Other Liabilities: Other	14.2
Subtotal		253.9		159.0
Total derivatives		$266.5		$164.7

*

The fair values of Derivative Assets and Derivative Liabilities exclude the fair value of cash margin receivables or payables with counterparties subject to netting arrangements. Fair value amounts of derivative contracts (including the fair value amounts of cash margin receivables and payables) for which there is a legal right to set off are presented net on the balance sheets. As such, the gross balances presented in the table above are not indicative of the Company’s net economic exposure. Refer to Note 9, Fair Value Measurements, for information on the valuation of derivative instruments.

Following is a reconciliation of the amounts in the tables above to the amounts presented in the Consolidated Balance Sheets:

	2022	2021
Fair value of derivative assets presented above	$269.8	$266.5
Fair value of cash margin receivable offset with derivatives	(36.6)	(135.4)
Netting of assets and liabilities with the same counterparty	(117.0)	(73.0)
Total	$116.2	$58.1
Derivative Instrument Assets, per Consolidated Balance Sheets:
Current Assets: Other	$113.1	$57.0
Deferred Charges and Other Assets: Other	3.1	1.1
Total	$116.2	$58.1

Fair value of derivative liabilities presented above	$178.5	$164.7
Netting of assets and liabilities with the same counterparty	(117.0)	(73.0)
Total	$61.5	$91.7
Derivative Instrument Liabilities, per Consolidated Balance Sheets:
Current Liabilities: Other	$51.1	$77.5
Deferred Credits and Other Liabilities: Other	10.4	14.2
Total	$61.5	$91.7

Additionally, at September 30, 2022 and 2021, the Company had $49.8 and $40.8, respectively, in cash margin receivables not offset with derivatives, which are presented in Accounts Receivable – Other.

Spire Missouri

Spire Missouri has a risk management policy to utilize various derivatives, including futures contracts, exchange-traded options, swaps and over-the-counter instruments for the explicit purpose of managing price risk associated with purchasing and delivering natural gas on a regular basis to customers in accordance with its tariffs. The objective of this policy is to limit Spire Missouri’s exposure to natural gas price volatility and to manage, hedge and mitigate substantial price risk. This policy strictly prohibits speculation and permits Spire Missouri to hedge current physical natural gas purchase commitments or forecasted or anticipated future peak (maximum) physical need for natural gas delivered. Costs and cost reductions, including carrying costs, associated with Spire Missouri’s use of natural gas derivative instruments are allowed to be passed on to Spire Missouri customers through the operation of its PGA clause, through which the MoPSC allows Spire Missouri to recover gas supply costs, subject to prudence review by the MoPSC. Accordingly, Spire Missouri does not expect any adverse earnings impact as a result of the use of these derivative instruments.

Spire Missouri does not designate these instruments as hedging instruments for financial reporting purposes because gains or losses associated with the use of these derivative instruments are deferred and recorded as regulatory assets or regulatory liabilities pursuant to ASC Topic 980, Regulated Operations, and, as a result, have no direct impact on the statements of income.

The timing of the operation of the PGA clause may cause interim variations in short-term cash flows, because Spire Missouri is subject to cash margin requirements associated with changes in the values of these instruments. Nevertheless, carrying costs associated with such requirements are recovered through the PGA clause.

From time to time, Spire Missouri purchases NYMEX futures and options contracts to help stabilize operating costs associated with forecasted purchases of gasoline and diesel fuels used to power vehicles and equipment used in the course of its business. These contracts are designated as cash flow hedges of forecasted transactions pursuant to ASC Topic 815, Derivatives and Hedging. The gains or losses on these derivative instruments are not subject to Spire Missouri’s PGA clause. At September 30, 2022, Spire Missouri had no gasoline futures contracts outstanding.

Derivative instruments designated as cash flow hedges of forecasted transactions are recognized on the balance sheets at fair value and the change in the fair value of the effective portion of these hedge instruments is recorded, net of income tax, in OCI. AOCI is a component of Total Common Stock Equity. Amounts are reclassified from AOCI into earnings when the hedged items affect net income, using the same revenue or expense category that the hedged item impacts. As in both 2021 and 2020, there will be no reclassifications into the statements of income during fiscal 2023. Cash flows from hedging transactions are classified in the same category as the cash flows from the items that are being hedged in the statements of cash flows.

Spire Missouri’s derivative instruments consist primarily of NYMEX positions. The NYMEX is the primary national commodities exchange on which natural gas derivatives are traded. Open NYMEX natural gas futures positions at September 30, 2022 and 2021 were as follows:

	September 30, 2022		September 30, 2021
	Notional (MMBtu millions)	Maximum Term (Months)	Notional (MMBtu millions)	Maximum Term (Months)
Natural gas futures purchased	13.0	12	52.8	12

At September 30, 2022, Spire Missouri had also had 23.4 MMBtu of other price mitigation in place through the use of NYMEX natural gas option-based strategies.

Gains and losses on Spire Missouri’s natural gas derivative instruments, which are not designated as hedging instruments for financial reporting purposes, are deferred pursuant to the Spire Missouri’s PGA clauses and initially recorded as regulatory assets or regulatory liabilities. Such amounts are recognized in the statements of income as a component of natural gas operating expenses when they are recovered through the PGA clause and reflected in customer billings.

Fair Value of Derivative Instruments in the Balance Sheets
	Derivative Assets*		Derivative Liabilities*
September 30, 2022	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments
Natural gas contracts	Current Assets: Other	$57.8	Current Liabilities: Other	$30.7

September 30, 2021
Derivatives not designated as hedging instruments
Natural gas contracts	Current Assets: Other	$104.0	Current Liabilities: Other	$0.3

*

The fair values of Derivative Assets and Derivative Liabilities exclude the fair value of cash margin receivables or payables with counterparties subject to netting arrangements. Fair value amounts of derivative contracts (including the fair value amounts of cash margin receivables and payables) for which there is a legal right to set off are presented net on the Balance Sheets. As such, the gross balances presented in the table above are not indicative of Spire Missouri’s net economic exposure. Refer to Note 9, Fair Value Measurements, for information on the valuation of derivative instruments.

Following is a reconciliation of the amounts in the tables above to the amounts presented in Spire Missouri’s Balance Sheets:

	2022	2021
Fair value of derivative assets presented above	$57.8	$104.0
Fair value of cash margin (payable) receivable offset with derivatives	(27.1)	(103.7)
Netting of assets and liabilities with the same counterparty	(30.7)	(0.3)
Total	$—	$—

Fair value of derivative liabilities presented above	$30.7	$0.3
Netting of assets and liabilities with the same counterparty	(30.7)	(0.3)
Total	$—	$—

Additionally, at September 30, 2022 and 2021, Spire Missouri had $24.0 and $40.3, respectively, in cash margin receivables not offset with derivatives, which are presented in Accounts Receivable – Other.

Spire Alabama

Spire Alabama periodically employs a gasoline derivative program to help stabilize operating costs associated with forecasted purchases of gasoline and diesel fuels used to power vehicles and equipment used in the course of its business. The gains or losses on these derivative instruments are not subject to Spire Alabama’s GSA rider. There were no such contracts outstanding as of September 30, 2022 and 2021.